JQC
Nuveen Credit Strategies Income Fund
Portfolio of Investments    April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	LONG-TERM INVESTMENTS – 154.1% (98.6% of Total Investments)
	VARIABLE RATE SENIOR LOAN INTERESTS – 117.5% (75.2% of Total Investments) (2)
	Aerospace & Defense – 1.2% (0.8% of Total Investments)
$2,231	Rexnord LLC/ RBS Global, Inc., Term Loan, First Lien	4.483%	1-Month LIBOR	2.000%	8/21/24	BB+	$2,235,889
11,880	Transdigm, Inc., Term Loan E	4.983%	1-Month LIBOR	2.500%	5/30/25	Ba3	11,845,370
14,111	Total Aerospace & Defense						14,081,259
	Airlines – 3.5% (2.2% of Total Investments)
2,939	American Airlines, Inc., Replacement Term Loan	4.481%	1-Month LIBOR	2.000%	10/10/21	BB+	2,937,864
12,722	American Airlines, Inc., Term Loan 2025	4.229%	1-Month LIBOR	1.750%	6/27/25	BB+	12,571,903
7,760	American Airlines, Inc., Term Loan B	4.479%	1-Month LIBOR	2.000%	4/28/23	BB+	7,719,260
3,438	American Airlines, Inc., Term Loan B	4.473%	1-Month LIBOR	2.000%	12/14/23	BB+	3,421,464
14,670	United Air Lines, Inc., Term Loan B	4.233%	1-Month LIBOR	1.750%	4/01/24	BBB-	14,633,627
41,529	Total Airlines						41,284,118
	Auto Components – 0.8% (0.5% of Total Investments)
9,000	Johnson Controls Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Ba3	9,047,745
	Automobiles – 1.3% (0.8% of Total Investments)
14,812	Navistar, Inc., Term Loan B	5.990%	1-Month LIBOR	3.500%	11/06/24	Ba2	14,847,680
	Beverages – 1.3% (0.8% of Total Investments)
14,756	Jacobs Douwe Egberts, Term Loan B	4.563%	1-Month LIBOR	2.000%	11/01/25	Ba2	14,816,150
	Biotechnology – 0.3% (0.2% of Total Investments)
2,970	Grifols, Inc., Term Loan B	4.674%	1-Week LIBOR	2.250%	1/31/25	BB	2,977,121
	Building Products – 1.5% (1.0% of Total Investments)
17,766	Quikrete Holdings, Inc., Term Loan B	5.233%	1-Month LIBOR	2.750%	11/15/23	BB-	17,712,347
	Capital Markets – 1.7% (1.1% of Total Investments)
20,649	RPI Finance Trust, Term Loan B6, (5)	4.483%	1-Month LIBOR	2.000%	3/27/23	BBB-	20,700,586
	Chemicals – 1.9% (1.2% of Total Investments)
13,696	Axalta Coating Systems, Term Loan, First Lien	4.351%	3-Month LIBOR	1.750%	6/01/24	BBB-	13,641,304

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Chemicals (continued)
$9,090	Ineos US Finance LLC, Term Loan	4.483%	1-Month LIBOR	2.000%	4/01/24	BB+	$9,062,488
22,786	Total Chemicals						22,703,792
	Commercial Services & Supplies – 3.1% (2.0% of Total Investments)
18,129	ADS Waste Holdings, Inc., Term Loan B	4.681%	1-Week LIBOR	2.250%	11/10/23	BB+	18,191,562
15,123	Formula One Group, Term Loan B	4.983%	1-Month LIBOR	2.500%	2/01/24	B+	14,943,435
4,147	Trans Union LLC, Term Loan B3	4.483%	1-Month LIBOR	2.000%	4/10/23	BB+	4,156,798
37,399	Total Commercial Services & Supplies						37,291,795
	Communications Equipment – 1.0% (0.6% of Total Investments)
4,988	Mitel US Holdings, Inc., Term Loan, First Lien	6.983%	1-Month LIBOR	4.500%	11/30/25	B	4,946,353
6,856	Plantronics, Term Loan B	4.983%	1-Month LIBOR	2.500%	7/02/25	Ba1	6,838,925
11,844	Total Communications Equipment						11,785,278
	Containers & Packaging – 0.2% (0.1% of Total Investments)
1,397	Berry Global, Inc., Term Loan Q	4.481%	1-Month LIBOR	2.000%	10/01/22	BBB-	1,397,368
865	Crown Americas, Inc., Term Loan B	4.482%	1-Month LIBOR	2.000%	4/03/25	Baa2	871,242
2,262	Total Containers & Packaging						2,268,610
	Diversified Consumer Services – 1.9% (1.2% of Total Investments)
4,461	Cengage Learning Acquisitions, Inc., Term Loan B	6.727%	1-Month LIBOR	4.250%	6/07/23	B	4,308,410
4,987	Houghton Mifflin, Term Loan B, First Lien, (DD1)	5.483%	1-Month LIBOR	3.000%	5/28/21	B	4,822,474
13,832	Laureate Education, Inc., Term Loan B	5.983%	1-Month LIBOR	3.500%	4/26/24	B+	13,889,642
23,280	Total Diversified Consumer Services						23,020,526
	Diversified Financial Services – 2.1% (1.3% of Total Investments)
2,501	Getty Images Inc., Term Loan B, First Lien	7.000%	1-Month LIBOR	4.500%	2/19/26	B2	2,497,474
14,681	Hilton Hotels, Term Loan B	4.227%	1-Month LIBOR	1.750%	10/25/23	BBB-	14,744,909
1,127	Lions Gate Entertainment Corp., Term Loan B	4.733%	1-Month LIBOR	2.250%	3/24/25	Ba2	1,124,763
9,191	Walter Investment Management Corporation, Term Loan B, First Lien, (6)	0.000%	N/A	N/A	6/30/22	Ca	5,911,307
27,500	Total Diversified Financial Services						24,278,453
	Diversified Telecommunication Services – 4.5% (2.9% of Total Investments)
11,393	CenturyLink, Inc., Initial Term Loan A	5.233%	1-Month LIBOR	2.750%	11/01/22	BBB-	11,410,234
1,945	CenturyLink, Inc., Term Loan B	5.233%	1-Month LIBOR	2.750%	1/31/25	BBB-	1,935,983
11,144	Level 3 Financing, Inc., Term Loan B, (5)	4.733%	1-Month LIBOR	2.250%	2/22/24	BBB-	11,163,336
8,955	Numericable Group S.A., Term Loan B13	6.473%	1-Month LIBOR	4.000%	8/14/26	B	8,795,064

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Diversified Telecommunication Services (continued)
$20,000	Ziggo B.V., Term Loan E, (5)	4.973%	1-Month LIBOR	2.500%	4/15/25	B+	$19,852,100
53,437	Total Diversified Telecommunication Services						53,156,717
	Electric Utilities – 2.1% (1.3% of Total Investments)
15,279	Texas Competitive Electric Holdings LLC, Exit Term Loan B	4.483%	1-Month LIBOR	2.000%	8/01/23	BBB-	15,311,977
9,453	Vistra Operations Co., Term Loan B3	4.476%	1-Month LIBOR	2.000%	12/31/25	BBB-	9,470,654
24,732	Total Electric Utilities						24,782,631
	Energy Equipment & Services – 0.1% (0.0% of Total Investments)
889	Seadrill Partners LLC, Initial Term Loan	8.601%	3-Month LIBOR	6.000%	2/21/21	CCC+	714,153
	Equity Real Estate Investment Trust – 0.6% (0.4% of Total Investments)
3,061	Communications Sales & Leasing, Inc., Shortfall Term Loan	7.483%	1-Month LIBOR	5.000%	10/24/22	Caa1	3,022,888
4,656	MGM Growth Properties, Term Loan B	4.483%	1-Month LIBOR	2.000%	3/21/25	BB+	4,661,005
7,717	Total Equity Real Estate Investment Trust						7,683,893
	Food & Staples Retailing – 3.3% (2.1% of Total Investments)
5,060	Albertson's LLC, Term Loan B6	5.483%	1-Month LIBOR	3.000%	6/22/23	Ba2	5,071,918
2,502	Albertson's LLC, Term Loan B7	5.483%	1-Month LIBOR	3.000%	11/17/25	Ba2	2,508,389
13,775	JBS USA Lux S.A., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB+	13,819,712
17,817	US Foods, Inc., Term Loan B	4.483%	1-Month LIBOR	2.000%	6/27/23	BBB-	17,801,650
39,154	Total Food & Staples Retailing						39,201,669
	Food Products – 0.7% (0.4% of Total Investments)
7,980	Chobani, Inc., Term Loan B	5.983%	1-Month LIBOR	3.500%	10/10/23	B1	7,889,837
	Health Care Equipment & Supplies – 3.5% (2.3% of Total Investments)
21,779	Acelity, Term Loan B	5.851%	3-Month LIBOR	3.250%	2/02/24	B1	21,874,215
12,193	Onex Carestream Finance LP, Term Loan, First Lien	8.233%	1-Month LIBOR	5.750%	2/28/21	B1	11,964,690
7,954	Onex Carestream Finance LP, Term Loan, Second Lien	11.983%	1-Month LIBOR	9.500%	6/07/21	B-	7,754,851
41,926	Total Health Care Equipment & Supplies						41,593,756
	Health Care Providers & Services – 10.2% (6.6% of Total Investments)
5,179	Acadia Healthcare, Inc., Term Loan B3, (DD1)	4.983%	1-Month LIBOR	2.500%	2/11/22	Ba2	5,178,264
9,942	Ardent Health, Term Loan, First Lien	6.983%	1-Month LIBOR	4.500%	6/30/25	B1	9,982,828
11,371	Brightspring Health, Delayed Draw, Term Loan	6.977%	1-Month LIBOR	4.500%	3/05/26	B1	11,468,051
1,034	Brightspring Health, Delayed Draw, Term Loan, (7)	4.500%	N/A	4.500%	3/05/26	B1	1,042,550
7,532	Civitas Solutions Inc., Term Loan, (DD1)	6.740%	1-Month LIBOR	4.250%	3/09/26	B1	7,593,363
468	Civitas Solutions Inc., Term Loan, (DD1)	6.740%	1-Month LIBOR	4.250%	3/09/26	B1	471,637
5,000	Concentra, Inc., Term Loan B	5.230%	1-Month LIBOR	2.750%	6/01/22	B+	5,012,500

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Health Care Providers & Services (continued)
$14,364	ConvaTec Healthcare, Term Loan B	4.851%	3-Month LIBOR	2.250%	10/25/23	BB	$14,373,177
16,942	DaVita HealthCare Partners, Inc., Tranche B, Term Loan	5.233%	1-Month LIBOR	2.750%	6/24/21	BBB-	16,999,658
12,642	Kindred at Home Hospice, Term Loan B	6.250%	1-Month LIBOR	3.750%	7/02/25	B1	12,697,726
4,489	Lifepoint Health, Inc., Term Loan	6.987%	1-Month LIBOR	4.500%	11/16/25	B+	4,516,805
7,567	Millennium Laboratories, Inc., Term Loan B, First Lien	8.983%	1-Month LIBOR	6.500%	12/21/20	Caa3	3,745,466
5,290	Pharmaceutical Product Development, Inc., Term Loan B	4.983%	1-Month LIBOR	2.500%	8/18/22	Ba3	5,267,495
8,485	Prospect Medical Holdings, Term Loan B1	8.000%	1-Month LIBOR	5.500%	2/22/24	B	8,028,824
159	Quorum Health Corp., Term Loan B	9.233%	1-Month LIBOR	6.750%	4/29/22	B1	157,902
9,985	Select Medical Corporation, Term Loan B	4.990%	1-Month LIBOR	2.500%	3/06/25	Ba2	10,010,033
4,992	Team Health, Initial Term Loan	5.233%	1-Month LIBOR	2.750%	2/06/24	B	4,699,065
125,441	Total Health Care Providers & Services						121,245,344
	Health Care Technology – 0.4% (0.3% of Total Investments)
5,259	Emdeon, Inc., Term Loan, (5)	5.233%	1-Month LIBOR	2.750%	3/01/24	B+	5,265,620
	Hotels, Restaurants & Leisure – 11.6% (7.4% of Total Investments)
2,805	Aramark Corporation, Term Loan	4.233%	1-Month LIBOR	1.750%	3/11/25	BBB-	2,805,000
13,427	Burger King Corporation, Term Loan B3	4.733%	1-Month LIBOR	2.250%	2/16/24	Ba3	13,423,215
12,591	Caesars Entertainment Operating Company, Inc., Term Loan B	4.483%	1-Month LIBOR	2.000%	10/06/24	BB	12,551,279
18,269	Caesars Resort Collection, Term Loan, First Lien	5.233%	1-Month LIBOR	2.750%	12/23/24	BB	18,346,758
1,035	CCM Merger, Inc., Term Loan B	4.733%	1-Month LIBOR	2.250%	8/09/21	BB-	1,037,653
5,445	Las Vegas Sands Corporation, Term Loan B	4.233%	1-Month LIBOR	1.750%	3/27/25	BBB-	5,445,272
21,940	Life Time Fitness, Inc., Term Loan B	5.379%	3-Month LIBOR	2.750%	6/10/22	BB-	21,946,134
11,970	Marriott Ownership Resorts, Term Loan B	4.733%	1-Month LIBOR	2.250%	8/29/25	Baa3	12,014,887
12,900	Scientific Games Corp., Initial Term Loan B5	5.233%	1-Month LIBOR	2.750%	8/14/24	Ba3	12,885,711
8,691	Stars Group Holdings, Term Loan B	6.101%	3-Month LIBOR	3.500%	7/10/25	B+	8,742,738
15,456	Station Casino LLC, Term Loan B	4.990%	1-Month LIBOR	2.500%	6/08/23	BB	15,500,086
2,488	Wyndham International, Inc., Term Loan B	4.233%	1-Month LIBOR	1.750%	5/30/25	BBB-	2,488,856
9,704	YUM Brands, Term Loan B	4.230%	1-Month LIBOR	1.750%	4/03/25	BBB-	9,716,299
136,721	Total Hotels, Restaurants & Leisure						136,903,888
	Household Durables – 1.8% (1.2% of Total Investments)
6,458	Apex Tool Group LLC, Term Loan B, (DD1)	6.233%	1-Month LIBOR	3.750%	2/01/22	B2	6,411,252

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Household Durables (continued)
$20,385	Serta Simmons Holdings LLC, Term Loan, First Lien	5.973%	1-Month LIBOR	3.500%	11/08/23	CCC+	$14,939,334
26,843	Total Household Durables						21,350,586
	Household Products – 2.5% (1.6% of Total Investments)
9,726	Energizer Holdings Inc., Term Loan B	4.750%	1-Month LIBOR	2.250%	12/17/25	BB+	9,743,860
19,216	Reynolds Group Holdings, Inc., Term Loan, First Lien	5.233%	1-Month LIBOR	2.750%	2/05/23	B+	19,277,577
28,942	Total Household Products						29,021,437
	Insurance – 0.8% (0.5% of Total Investments)
9,760	Hub International Holdings, Inc., Term Loan B	5.336%	2-Month LIBOR	2.750%	4/25/25	B	9,674,948
	Interactive Media & Services – 0.7% (0.5% of Total Investments)
8,985	Rackspace Hosting, Inc., Refinancing Term B Loan, First Lien	5.738%	1-Month LIBOR	3.000%	11/03/23	BB-	8,531,759
	Internet Software & Services – 2.9% (1.9% of Total Investments)
18,021	Ancestry.com, Inc., Term Loan, First Lien	5.740%	1-Month LIBOR	3.250%	10/19/23	B	18,088,297
14,960	Dynatrace, Term Loan, First Lien	5.733%	1-Month LIBOR	3.250%	8/22/25	B1	15,027,721
306	Dynatrace, Term Loan, Second Lien	9.483%	1-Month LIBOR	7.000%	8/21/26	CCC+	305,828
4,000	SkillSoft Corporation, Term Loan, Second Lien	10.733%	1-Month LIBOR	8.250%	4/28/22	CCC	1,236,660
37,287	Total Internet Software & Services						34,658,506
	IT Services – 5.3% (3.4% of Total Investments)
1,987	First Data Corporation, Term Loan A	3.981%	1-Month LIBOR	1.500%	10/26/23	BB	1,987,222
7,416	First Data Corporation, Term Loan, First Lien	4.481%	1-Month LIBOR	2.000%	7/10/22	BB	7,423,632
17,324	First Data Corporation, Term Loan, First Lien	4.481%	1-Month LIBOR	2.000%	4/26/24	BB	17,340,287
18,623	Sabre, Inc., Term Loan B	4.483%	1-Month LIBOR	2.000%	2/22/24	BB	18,617,817
5,154	Syniverse Holdings, Inc., Term Loan C	7.473%	1-Month LIBOR	5.000%	3/09/23	B	4,923,273
12,777	Tempo Acquisition LLC, Term Loan B, (5)	5.483%	1-Month LIBOR	3.000%	5/01/24	B1	12,809,368
63,281	Total IT Services						63,101,599
	Machinery – 1.1% (0.7% of Total Investments)
12,538	Gardner Denver, Inc., Term Loan B	5.233%	1-Month LIBOR	2.750%	7/30/24	BB+	12,583,133
	Marine – 0.2% (0.1% of Total Investments)
2,669	Harvey Gulf International Marine, Inc., Exit Term Loan	8.743%	6-Month LIBOR	6.000%	7/02/23	B	2,663,896
	Media – 10.7% (6.9% of Total Investments)
7,049	Acquisitions Cogeco Cable II L.P., Term Loan, First Lien	4.733%	1-Month LIBOR	2.250%	1/03/25	BB-	7,047,655

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Media (continued)
$908	Advantage Sales & Marketing, Inc., Term Loan, First Lien	5.733%	1-Month LIBOR	3.250%	7/23/21	B	$798,745
452	Catalina Marketing Corporation, First Out Loan	9.973%	1-Month LIBOR	7.500%	2/15/23	B2	385,671
558	Catalina Marketing Corporation, Last Out PIK Term Loan, (cash 3.484%, PIK 9.500%)	3.473%	1-Month LIBOR	1.000%	8/15/23	Caa2	276,328
10,905	Charter Communications Operating Holdings LLC, Term Loan B	4.490%	1-Month LIBOR	2.000%	4/30/25	BBB-	10,943,889
10,365	Cineworld Group PLC, Term Loan B	4.733%	1-Month LIBOR	2.250%	2/28/25	BB-	10,334,984
1,290	Clear Channel Communications, Inc., Term Loan D, (6)	0.000%	N/A	N/A	1/30/20	B1	961,402
1,358	Clear Channel Communications, Inc., Term Loan E, (6)	0.000%	N/A	N/A	7/30/19	B1	1,014,952
4,208	CSC Holdings LLC, Term Loan B	4.973%	1-Month LIBOR	2.500%	1/25/26	BB	4,212,759
12,588	Cumulus Media, Inc., Exit Term Loan	6.990%	1-Month LIBOR	4.500%	5/13/22	B	12,504,903
16,880	Meredith Corporation, Term Loan B1	5.233%	1-Month LIBOR	2.750%	1/31/25	BB	16,962,751
432	Nexstar Broadcasting, Inc., Term Loan B3	4.752%	1-Month LIBOR	2.250%	1/17/24	BB+	429,943
2,293	Nexstar Broadcasting, Inc., Term Loan B3	4.729%	1-Month LIBOR	2.250%	1/17/24	BB+	2,285,207
4,949	Sinclair Television Group, Term Loan B2	4.740%	1-Month LIBOR	2.250%	1/03/24	BB+	4,958,647
4,276	Springer Science & Business Media, Inc., Term Loan B13, First Lien	5.983%	1-Month LIBOR	3.500%	8/15/22	B	4,287,292
25,238	Tribune Media Company, Term Loan C	5.483%	1-Month LIBOR	3.000%	1/27/24	BB+	25,297,222
12,000	Virgin Media Investment Holdings Limited, Term Loan K	4.973%	1-Month LIBOR	2.500%	1/15/26	Ba3	12,048,060
12,158	WideOpenWest Finance LLC, Term Loan B	5.737%	1-Month LIBOR	3.250%	8/18/23	B	11,975,828
127,907	Total Media						126,726,238
	Mortgage Real Estate Investment Trust – 1.2% (0.8% of Total Investments)
14,773	Capital Automotive LP, Term Loan, First Lien	4.990%	1-Month LIBOR	2.500%	3/25/24	B1	14,760,664
	Multiline Retail – 0.8% (0.5% of Total Investments)
98	Belk, Inc., Term Loan B, First Lien	7.447%	3-Month LIBOR	4.750%	12/12/22	B2	82,415
9,900	EG America LLC, Term Loan, First Lien	6.601%	3-Month LIBOR	4.000%	2/07/25	B	9,813,404
9,998	Total Multiline Retail						9,895,819
	Oil, Gas & Consumable Fuels – 1.2% (0.8% of Total Investments)
4,000	California Resources Corporation, Term Loan B	7.229%	1-Month LIBOR	4.750%	12/31/22	B	3,891,000
4,969	Fieldwood Energy LLC, Exit Term Loan	7.730%	1-Month LIBOR	5.250%	4/11/22	B+	4,808,584

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Oil, Gas & Consumable Fuels (continued)
$6,896	Fieldwood Energy LLC, Exit Term Loan, Second Lien	9.733%	1-Month LIBOR	7.250%	4/11/23	B+	$6,037,880
15,865	Total Oil, Gas & Consumable Fuels						14,737,464
	Personal Products – 1.9% (1.2% of Total Investments)
9,724	Coty, Inc., Term Loan A	4.474%	1-Month LIBOR	2.000%	4/05/23	BB	9,462,150
4,962	Coty, Inc., Term Loan B	4.724%	1-Month LIBOR	2.250%	4/07/25	BB	4,859,131
10,231	Revlon Consumer Products Corporation, Term Loan B, First Lien	6.129%	3-Month LIBOR	3.500%	11/16/20	B3	8,021,550
24,917	Total Personal Products						22,342,831
	Pharmaceuticals – 2.1% (1.3% of Total Investments)
16,620	Alphabet Holding Company, Inc., Initial Term Loan, First Lien	5.983%	1-Month LIBOR	3.500%	9/26/24	B-	15,602,087
8,000	Valeant Pharmaceuticals International, Inc., Term Loan B	5.224%	1-Month LIBOR	2.750%	11/27/25	Ba2	8,016,800
642	Valeant Pharmaceuticals International, Inc., Term Loan, First Lien	5.474%	1-Month LIBOR	3.000%	6/02/25	Ba2	645,836
25,262	Total Pharmaceuticals						24,264,723
	Professional Services – 2.3% (1.5% of Total Investments)
939	Ceridian HCM Holding, Inc., Term Loan B	5.252%	1-Month LIBOR	3.250%	4/30/25	B2	945,733
19,148	On Assignment, Inc., Term Loan B	4.483%	1-Month LIBOR	2.000%	4/02/25	BB	19,174,748
8,907	Skillsoft Corporation, Initial Term Loan, First Lien	7.233%	1-Month LIBOR	4.750%	4/28/21	B3	7,492,737
28,994	Total Professional Services						27,613,218
	Real Estate Management & Development – 1.2% (0.8% of Total Investments)
14,179	GGP, Term Loan B	4.979%	1-Month LIBOR	2.500%	8/27/25	BB+	13,908,503
	Road & Rail – 0.8% (0.5% of Total Investments)
9,915	Avolon LLC, Term Loan B	4.487%	1-Month LIBOR	2.000%	1/15/25	Baa2	9,930,723
	Semiconductors & Semiconductor Equipment – 2.1% (1.3% of Total Investments)
5,873	Cabot Microelectronics, Term Loan B	4.750%	1-Month LIBOR	2.250%	11/14/25	BB+	5,902,789
3,801	Lumileds, Term Loan B	6.063%	1-Month LIBOR	3.500%	6/30/24	B+	2,884,038
9,350	Microchip Technology., Inc, Term Loan B	4.490%	1-Month LIBOR	2.000%	5/29/25	Baa3	9,359,027
6,302	ON Semiconductor Corporation, Term Loan B3	4.233%	1-Month LIBOR	1.750%	3/31/23	Baa3	6,283,480
25,326	Total Semiconductors & Semiconductor Equipment						24,429,334
	Software – 12.8% (8.2% of Total Investments)
10,503	Blackboard, Inc., Term Loan B4	7.529%	1-Month LIBOR	5.000%	6/30/21	B-	10,458,113
18,110	Ellucian, Term Loan B, First Lien	5.851%	3-Month LIBOR	3.250%	9/30/22	B	18,148,389
13,230	Greeneden U.S. Holdings II LLC, Term Loan B	5.733%	1-Month LIBOR	3.250%	12/01/23	B2	13,269,463
18,158	Infor (US), Inc., Term Loan B, (5)	5.233%	1-Month LIBOR	2.750%	2/01/22	B1	18,193,454

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Software (continued)
$5,365	Informatica, Term Loan B	5.733%	1-Month LIBOR	3.250%	8/05/22	B1	$5,390,804
15,169	Kronos Incorporated, Term Loan B, Second Lien	10.986%	3-Month LIBOR	8.250%	11/01/24	CCC	15,709,472
2,919	Kronos Incorporated, Term Loan, First Lien	5.736%	3-Month LIBOR	3.000%	11/01/23	B	2,926,976
1,850	Micro Focus International PLC, New Term Loan	4.983%	1-Month LIBOR	2.500%	6/21/24	BB-	1,847,496
12,492	Micro Focus International PLC, Term Loan B	4.983%	1-Month LIBOR	2.500%	6/21/24	BB-	12,476,598
9,612	Micro Focus International PLC, Term Loan B2	4.733%	1-Month LIBOR	2.250%	11/19/21	BB-	9,578,925
1,212	Misys, New Term Loan, Second Lien	9.851%	3-Month LIBOR	7.250%	6/13/25	CCC+	1,212,530
4,962	Quintiles Transnational, Dollar Term Loan B3	4.233%	1-Month LIBOR	1.750%	6/11/25	BBB-	4,951,657
3,930	RP Crown Parent LLC, Term Loan B	5.233%	1-Month LIBOR	2.750%	10/15/23	B1	3,934,560
5,857	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B3	4.733%	1-Month LIBOR	2.250%	4/16/25	BB+	5,868,102
4,187	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B4	4.733%	1-Month LIBOR	2.250%	4/16/25	BB	4,194,681
8,631	TIBCO Software, Inc., Term Loan, First Lien	5.990%	1-Month LIBOR	3.500%	12/04/20	B1	8,653,397
15,000	Ultimate Software, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B	15,125,625
151,187	Total Software						151,940,242
	Specialty Retail – 1.4% (0.9% of Total Investments)
701	Academy, Ltd., Term Loan B	6.494%	1-Month LIBOR	4.000%	7/01/22	CCC+	524,564
3,073	Petco Animal Supplies, Inc., Term Loan B1	5.833%	3-Month LIBOR	3.250%	1/26/23	B2	2,509,432
13,626	Petsmart Inc., Term Loan B, First Lien, (DD1)	6.730%	1-Month LIBOR	4.250%	3/11/22	B3	13,173,606
313	Serta Simmons Holdings LLC, Term Loan, Second Lien	10.473%	1-Month LIBOR	8.000%	11/08/24	CCC-	137,773
17,713	Total Specialty Retail						16,345,375
	Technology Hardware, Storage & Peripherals – 2.1% (1.3% of Total Investments)
2,992	BMC Software, Inc., Term Loan B	6.851%	3-Month LIBOR	4.250%	10/02/25	B	2,979,408
14,831	Dell International LLC, Refinancing Term Loan B	4.490%	1-Month LIBOR	2.000%	9/07/23	BBB-	14,855,849
7,130	Western Digital, Term Loan B	4.233%	1-Month LIBOR	1.750%	4/29/23	Baa2	7,075,552
24,953	Total Technology Hardware, Storage & Peripherals						24,910,809
	Trading Companies & Distributors – 2.3% (1.4% of Total Investments)
10,863	HD Supply Waterworks, Ltd., Term Loan B	5.626%	3-Month LIBOR	3.000%	8/01/24	B+	10,898,183

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Trading Companies & Distributors (continued)
$15,777	Univar, Inc., Term Loan B	4.733%	1-Month LIBOR	2.250%	7/01/24	BB+	$15,816,660
26,640	Total Trading Companies & Distributors						26,714,843
	Transportation Infrastructure – 0.1% (0.1% of Total Investments)
524	Standard Aero, Canadien Term Loan	6.602%	3-Month LIBOR	4.000%	4/06/26	B	527,822
976	Standard Aero, USD Term Loan B	6.602%	3-Month LIBOR	4.000%	4/06/26	B	981,748
1,500	Total Transportation Infrastructure						1,509,570
	Wireless Telecommunication Services – 0.4% (0.3% of Total Investments)
4,900	Sprint Corporation, Term Loan, First Lien	5.000%	1-Month LIBOR	2.500%	2/02/24	Ba2	4,770,151
$1,418,254	Total Variable Rate Senior Loan Interests (cost $1,412,544,079)						1,391,639,339

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 32.5% (20.8% of Total Investments)
	Aerospace & Defense – 0.9% (0.6% of Total Investments)
$3,000	Bombardier Inc., 144A	6.000%	10/15/22	B	$3,001,875
4,000	TransDigm Inc.	6.000%	7/15/22	B-	4,055,000
4,000	TransDigm Inc.	6.500%	7/15/24	B-	4,052,500
11,000	Total Aerospace & Defense				11,109,375
	Airlines – 0.3% (0.2% of Total Investments)
3,004	American Airlines Group Inc., 144A, (5)	4.625%	3/01/20	BB-	3,022,054
	Auto Components – 0.3% (0.2% of Total Investments)
4,000	Panther BF Aggregator 2 LP, 144A	6.250%	5/15/26	BB	4,175,200
	Communications Equipment – 1.4% (0.9% of Total Investments)
19,375	Avaya Inc., 144A, (6), (8)	7.000%	4/01/19	N/R	—
9,250	Avaya Inc., 144A, (6), (8)	10.500%	3/01/21	N/R	—
4,000	CommScope Inc., 144A	5.500%	3/01/24	Ba1	4,172,500
8,510	CommScope Technologies LLC, 144A, (5)	6.000%	6/15/25	BB-	8,643,182
3,612	Intelsat Jackson Holdings S.A., (5)	5.500%	8/01/23	CCC+	3,255,315
44,747	Total Communications Equipment				16,070,997
	Consumer Finance – 2.4% (1.5% of Total Investments)
5,000	DAE Funding LLC, 144A, (5)	5.250%	11/15/21	BB+	5,150,000
5,000	DAE Funding LLC, 144A	4.500%	8/01/22	BB+	5,050,000
10,000	Refinitiv US Holdings Inc., 144A, (5)	6.250%	5/15/26	BB+	10,262,500
7,000	Verscend Escrow Corporation, 144A, (5)	9.750%	8/15/26	CCC+	7,420,000
27,000	Total Consumer Finance				27,882,500
	Diversified Financial Services – 0.5% (0.3% of Total Investments)
3,000	Avolon Holdings Funding Ltd, 144A	5.250%	5/15/24	BBB-	3,135,990

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Diversified Financial Services (continued)
$3,000	Park Aerospace Holdings Ltd, 144A, (5)	5.500%	2/15/24	BBB-	$3,158,640
6,000	Total Diversified Financial Services				6,294,630
	Diversified Telecommunication Services – 1.6% (1.0% of Total Investments)
3,000	CenturyLink Inc., (5)	6.450%	6/15/21	BB	3,127,500
8,000	CenturyLink Inc.	5.800%	3/15/22	BB	8,220,700
2,000	CommScope Inc., 144A, (5)	5.000%	6/15/21	BB-	2,000,000
2,000	Frontier Communications Corporation, 144A	8.000%	4/01/27	BB	2,067,500
3,238	Intelsat Luxembourg S.A.	7.750%	6/01/21	Ca	3,011,340
18,238	Total Diversified Telecommunication Services				18,427,040
	Food Products – 1.2% (0.8% of Total Investments)
3,000	B&G Foods Inc., (5)	5.250%	4/01/25	BB-	2,943,600
7,000	Chobani LLC / Chobani Finance Corp Inc., 144A	7.500%	4/15/25	CCC+	6,370,000
5,000	JBS Investments GmbH, 144A, (5)	6.250%	2/05/23	BB-	5,075,000
15,000	Total Food Products				14,388,600
	Health Care Equipment & Supplies – 0.4% (0.3% of Total Investments)
5,000	AMN Healthcare Inc., 144A	5.125%	10/01/24	Ba2	5,025,000
	Health Care Providers & Services – 7.5% (4.8% of Total Investments)
17,000	Centene Corporation, (5)	4.750%	1/15/25	BB+	17,246,500
4,000	Centene Corporation, 144A, (5)	5.375%	6/01/26	BB+	4,175,000
5,000	Envision Healthcare Corporation, 144A	8.750%	10/15/26	B-	4,712,500
12,000	Molina Healthcare Inc., (5)	5.375%	11/15/22	BB-	12,510,000
5,000	Molina Healthcare Inc., 144A, (5)	4.875%	6/15/25	BB-	4,975,000
10,650	Polaris Intermediate Corporation, 144A, (cash 8.500%, PIK 8.500%), (5)	8.500%	12/01/22	B-	10,596,750
3,000	RegionalCare Hospital Partners Holdings Inc. / LifePoint Health Inc., 144A	9.750%	12/01/26	CCC+	3,131,250
1,200	Select Medical Corporation, (5)	6.375%	6/01/21	B-	1,201,500
10,500	Tenet Healthcare Corporation, (5)	5.125%	5/01/25	Ba3	10,591,875
3,805	Vizient Inc., 144A, (WI/DD)	6.250%	5/15/27	B	3,938,175
8,000	WellCare Health Plans Inc., (5)	5.250%	4/01/25	BB	8,260,000
6,500	WellCare Health Plans Inc., 144A, (5)	5.375%	8/15/26	BB	6,807,450
250	West Street Merger Sub Inc., 144A	6.375%	9/01/25	CCC+	241,875
86,905	Total Health Care Providers & Services				88,387,875
	Health Care Technology – 1.2% (0.8% of Total Investments)
14,840	Change Healthcare Holdings LLC / Change Healthcare Finance Inc., 144A, (5)	5.750%	3/01/25	B-	14,710,150
	Hotels, Restaurants & Leisure – 1.0% (0.6% of Total Investments)
6,500	International Game Technology PLC, 144A, (5)	6.250%	2/15/22	BB+	6,776,250
3,250	Scientific Games International Inc.	6.250%	9/01/20	CCC+	3,258,125
1,680	Scientific Games International Inc., (5)	10.000%	12/01/22	B-	1,768,200
11,430	Total Hotels, Restaurants & Leisure				11,802,575

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Internet & Direct Marketing Retail – 0.3% (0.1% of Total Investments)
$3,000	Netflix Inc., (WI/DD)	4.875%	4/15/28	BB-	$2,992,500
	Machinery – 0.3% (0.2% of Total Investments)
4,000	Apex Tool Group LLC / BC Mountain Finance Inc., 144A	9.000%	2/15/23	CCC+	3,925,000
	Media – 4.0% (2.6% of Total Investments)
3,000	CCO Holdings LLC, (5)	5.250%	9/30/22	BB+	3,048,750
4,000	CCO Holdings LLC, 144A, (5)	5.125%	5/01/23	BB+	4,100,000
4,000	Clear Channel Worldwide Holdings Inc., 144A	9.250%	2/15/24	CCC+	4,305,000
2,860	CSC Holdings LLC, 144A, (5)	5.375%	7/15/23	BB	2,924,350
3,000	CSC Holdings LLC, 144A, (5)	5.500%	4/15/27	BB	3,090,390
10,609	iHeartCommunications Inc., (6)	9.000%	12/15/19	CCC	7,850,660
42,258	iHeartCommunications Inc., (cash 12.000%, PIK 2.000%), (6)	14.000%	2/01/21	CC	5,704,853
240	iHeartCommunications Inc., (6)	9.000%	3/01/21	CCC	177,600
2,000	Nielsen Co Luxembourg SARL/The, 144A, (5)	5.500%	10/01/21	BB	2,010,000
15,000	Univision Communications Inc., 144A, (5)	5.125%	5/15/23	B	14,475,000
86,967	Total Media				47,686,603
	Oil, Gas & Consumable Fuels – 0.2% (0.1% of Total Investments)
3,340	California Resources Corporation, 144A	8.000%	12/15/22	B-	2,550,925
	Personal Products – 0.8% (0.5% of Total Investments)
11,000	Revlon Consumer Products Corporation	5.750%	2/15/21	CCC	9,900,000
	Pharmaceuticals – 0.4% (0.3% of Total Investments)
3,000	Bausch Health Cos Inc., 144A, (5)	6.500%	3/15/22	Ba2	3,105,000
2,000	Bausch Health Cos Inc., 144A, (5)	7.000%	3/15/24	Ba2	2,107,500
5,000	Total Pharmaceuticals				5,212,500
	Real Estate Management & Development – 1.7% (1.1% of Total Investments)
10,000	Realogy Group LLC, 144A, (5)	5.250%	12/01/21	B	10,075,000
10,300	Realogy Group LLC, 144A	4.875%	6/01/23	B	9,820,638
20,300	Total Real Estate Management & Development				19,895,638
	Software – 0.5% (0.3% of Total Investments)
4,000	Blackboard Inc., 144A	9.750%	10/15/21	CCC-	3,830,000
1,500	SS&C Technologies Inc., 144A	5.500%	9/30/27	B+	1,538,437
5,500	Total Software				5,368,437
	Specialty Retail – 1.1% (0.7% of Total Investments)
7,825	PetSmart Inc., 144A, (DD1), (5)	5.875%	6/01/25	B3	7,091,406
6,428	WEX Inc., 144A, (5)	4.750%	2/01/23	BB-	6,452,105
14,253	Total Specialty Retail				13,543,511

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Technology Hardware, Storage & Peripherals – 1.2% (0.8% of Total Investments)
$9,000	Dell International LLC / EMC Corporation, 144A, (5)	5.875%	6/15/21	BB+	$9,165,487
5,000	Dell International LLC / EMC Corporation, 144A, (5)	7.125%	6/15/24	BB+	5,289,690
14,000	Total Technology Hardware, Storage & Peripherals				14,455,177
	Wireless Telecommunication Services – 3.3% (2.1% of Total Investments)
6,000	Hughes Satellite Systems Corporation, (5)	5.250%	8/01/26	BBB-	6,037,260
12,500	Intelsat Connect Finance S.A., 144A	9.500%	2/15/23	CCC-	11,593,750
6,000	Intelsat Jackson Holdings S.A., 144A, (5)	8.500%	10/15/24	CCC+	5,921,250
2,500	Sprint Corporation, (5)	7.250%	9/15/21	B+	2,618,750
12,000	T-Mobile USA Inc., (5)	6.375%	3/01/25	BB+	12,476,520
12,000	T-Mobile USA Inc., (8)	6.375%	3/01/25	N/R	—
51,000	Total Wireless Telecommunication Services				38,647,530
$465,524	Total Corporate Bonds (cost $412,716,745)				385,473,817

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CONVERTIBLE BONDS – 2.7% (1.7% of Total Investments)
	Biotechnology – 1.7% (1.1% of Total Investments)
$7,000	Acorda Therapeutics Inc.	1.750%	6/15/21	N/R	$6,094,375
6,000	BioMarin Pharmaceutical Inc.	0.599%	8/01/24	N/R	6,168,139
6,000	Clovis Oncology Inc.	2.500%	9/15/21	N/R	5,343,001
2,000	PTC Therapeutics Inc.	3.000%	8/15/22	N/R	2,082,553
21,000	Total Biotechnology				19,688,068
	Technology Hardware, Storage & Peripherals – 1.0% (0.6% of Total Investments)
13,500	Western Digital Corporation, 144A	1.500%	2/01/24	Baa3	12,043,630
$34,500	Total Convertible Bonds (cost $31,920,301)				31,731,698

Shares	Description (1)	Value
	COMMON STOCKS – 0.9% (0.6% of Total Investments)
	Diversified Consumer Services – 0.1% (0.1% of Total Investments)
206,229	Cengage Learning Holdings II Inc., (9), (10)	$1,787,387
	Energy Equipment & Services – 0.2% (0.2% of Total Investments)
10,935	Vantage Drilling International, (9), (10)	2,815,762
	Health Care Providers & Services – 0.0% (0.0% of Total Investments)
227,437	Millennium Health LLC, (9), (10)	7,960
211,860	Millennium Health LLC, (8), (10)	219,917
198,883	Millennium Health LLC, (8), (10)	206,282
	Total Health Care Providers & Services	434,159

Shares	Description (1)	Value
	Internet & Direct Marketing Retail – 0.0% (0.0% of Total Investments)
9,796	Catalina Marketing Corporation, (9), (10)	$39,184
	Marine – 0.1% (0.1% of Total Investments)
6,278	HGIM Corporation, (9), (10)	213,452
28,051	HGIM Corporation, (9)	953,734
	Total Marine	1,167,186
	Media – 0.2% (0.1% of Total Investments)
51,719	Affinion Group Holdings Inc., (9), (10)	38,790
106,427	Cumulus Media Inc., (10)	1,928,457
17,987	Tribune Media Company, (9)	9,893
	Total Media	1,977,140
	Pharmaceuticals – 0.2% (0.1% of Total Investments)
110,097	Advanz Pharma Corporation, (10)	1,967,433
	Software – 0.1% (0.0% of Total Investments)
40,260	Avaya Holdings Corporation, (10)	768,161
	Total Common Stocks (cost $28,799,361)	10,956,412

Shares	Description (1), (11)	Value
	EXCHANGE-TRADED FUNDS – 0.3% (0.2% of Total Investments)
143,313	Invesco Senior Loan ETF	$3,291,900
	Total Exchange-Traded Funds (cost $3,291,473)	3,291,900

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.2% (0.1% of Total Investments)
	Oil, Gas & Consumable Fuels – 0.2% (0.1% of Total Investments)
9,278	Fieldwood Energy LLC, (9), (10)	$317,002
45,924	Fieldwood Energy LLC, (9), (10)	1,569,085
	Total Common Stock Rights (cost $1,310,866)	1,886,087

Shares	Description (1)	Value
	WARRANTS – 0.0% (0.0% of Total Investments)
37,723	Avaya Holdings Corporation, (9)	$113,169
	Total Warrants (cost $4,921,202)	113,169
	Total Long-Term Investments (cost $1,895,504,027)	1,825,092,422

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 2.2% (1.4% of Total Investments)
	INVESTMENT COMPANIES – 2.2% (1.4% of Total Investments)
25,601,130	BlackRock Liquidity Funds T-Fund Portfolio, (12)	2.332% (13)	$25,601,130
	Total Short-Term Investments (cost $25,601,130)		25,601,130
	Total Investments (cost $1,921,105,157) – 156.3%		1,850,693,552
	Borrowings – (39.7)% (14), (15)		(470,000,000)
	Reverse Repurchase Agreements – (16.7)% (16)		(198,000,000)
	Other Assets Less Liabilities – 0.1% (17)		1,586,861
	Net Assets Applicable to Common Shares – 100%		$1,184,280,413
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$ —	$1,391,639,339	$ —	$1,391,639,339
Corporate Bonds	—	385,473,817	—*	385,473,817
Convertible Bonds	—	31,731,698	—	31,731,698
Common Stocks	4,664,051	5,866,162	426,199	10,956,412
Exchange-Traded Funds	3,291,900	—	—	3,291,900
Common Stock Rights	—	1,886,087	—	1,886,087
Warrants	—	113,169	—	113,169
Short-Term Investments:
Investment Companies	25,601,130	—	—	25,601,130
Total	$33,557,081	$1,816,710,272	$426,199	$1,850,693,552

*	Value equals zero as of the end of the reporting period.

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $325,092,565 have been pledged as collateral for reverse repurchase agreements.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(9)	For fair value measurement disclosure purposes, investment classified as Level 2.
(10)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(11)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(12)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(13)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(14)	Borrowings as a percentage of Total Investments is 25.4%.
(15)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(16)	Reverse Repurchase Agreements as a percentage of Total Investments is 10.7%.
(17)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
ETF	Exchange-Traded Fund
LIBOR	London Inter-Bank Offered Rate
N/A	Not applicable
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.